FRANK FUNDS

FRANK VALUE FUND

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

Telephone: (973) 887-7698    Toll Free: (866) 706-9790

Website: http://www.frankfunds.com

Investor Class Shares:    FRNKX

Class C Shares:                FNKCX

Institutional Class Shares: FNKIX

PROSPECTUS

NOVEMBER 1, 2019

Advised by:  Frank Capital Partners LLC

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS PROVIDES IMPORTANT INFORMATION ABOUT THE FUND THAT YOU SHOULD KNOW BEFORE INVESTING. PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.frankfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

FRANK VALUE FUND SUMMARY

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Investment Objective

3

Fees and Expenses

3

Portfolio Turnover

3

Principal Investment Strategies

3

Principal Investment Risks

4

Performance

5

Management

7

Purchase and Sale of Fund Shares

8

Tax Information

8

Payments to Broker-Dealers and Other Financial Intermediaries

8

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

9

Investment Objective

9

Principal Investment Strategies

9

Temporary Defensive Positions

10

Principal Investment Risks

10

Portfolio Holdings Disclosure

11

Cybersecurity

11

MANAGEMENT OF THE FUND

11

PURCHASING FUND SHARES

12

Share Classes

12

Determination of Net Asset Value

12

Purchasing Fund Shares

13

Opening An Account

13

REDEEMING FUND SHARES

14

Redemption Requirements

14

Redemption Price

14

Redemption Fee/Market Timing

14

Redemption Payment

15

DIVIDENDS, DISTRIBUTIONS AND TAXES

15

Dividends and Distributions

15

Taxes

15

DISTRIBUTION

16

Distributor

16

Distribution Plan

16

FINANCIAL HIGHLIGHTS

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FRANK VALUE FUND SUMMARY

Investment Objective.  The Fund’s investment objective is to provide long-term capital appreciation.

Fees and Expenses.  This table describes fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held less than 5 business days)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.51%	2.26%	1.26%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$154	$477	$824	$1,802
Class C	$229	$706	$1,210	$2,595
Institutional Class	$128	$400	$692	$1,523

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 33.73% of the average value of its portfolio.

Principal Investment Strategies.

The Fund’s principal investment strategy is value investing. The Fund invests in common stock of U.S. companies that the Fund’s adviser, Frank Capital Partners LLC, believes are underpriced based on the company’s intrinsic value.   The adviser defines intrinsic value as the price an intelligent and informed business owner would pay for the enterprise, and is independent from the current selling price in the stock markets.

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The adviser uses quantitative analysis to identify undervalued companies, examining such traditional value criteria as:

•

price-to-earnings, price-to-book value and price-to-cash flow ratios;

•

the discounted value of future cash flows;

•

acquisition values of similar companies; and

•

the value stockholders would receive if the company was liquidated.

The adviser then performs subjective analysis, including the review of trade magazines, annual reports, and regulatory filings.  Many of the companies in the Fund’s portfolio exhibit strong environmental, social and/or governance (“ESG”) characteristics.  The adviser considers the future growth potential of the company, its products and services, its industry position, and the quality of its management before making a final determination of the company’s intrinsic value.

The Fund invests in common stocks of companies that have strong financial positions, evidenced by balance sheets without significant debt or other liabilities compared to cash reserves. The adviser believes financial markets place undue emphasis on a company’s income, often ignoring the balance sheet. Therefore, companies with strong balance sheets may have significantly discounted market prices. The Fund may invest in companies regardless of size, including small- and micro-cap companies. The adviser sells common stocks when the market price exceeds its estimate of intrinsic value.

From time to time the Fund may be invested more heavily in a particular sector if the adviser determines that companies in that sector present the best value.  The adviser may invest in “special situation” companies, including spin-offs and companies recently emerging from bankruptcy.  The Fund may hold a significant portion of its assets in cash and cash equivalents if sufficient value opportunities are not present in the market.

Principal Investment Risks

As with any mutual fund investment, loss of money is a risk of investing. An investment in (“the Fund”) is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Management Risk:  The main risk of investing in the Fund is that the adviser’s strategy of investing in undervalued securities may fail.  The adviser may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors.

Cash and Cash Equivalents Risk:  At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Common Stock Risk: The Fund invests the majority of its assets in common stocks. Historically, common stocks are more volatile than other securities such as bonds. The common stock of a company that experiences financial distress may lose significant value or become worthless. The rights of common stockholders are subordinate to all other claims on a company’s assets including debt holders and preferred stock holders; therefore the Fund could lose money if a company in which it invests becomes financially distressed.

Market Risk Disclosure: Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. The value of the Fund will fluctuate and you could lose money by investing in the Fund.

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Special Situation Risk: The Fund may invest a significant portion of assets in special situations, such as spin-offs, companies recently emerging from bankruptcy, and merger securities. Spin-off companies may encounter difficulties because they are operating on their own for the first time, without the protection of their parent company. Spin-offs also may be created for the purpose of moving liabilities from the parent company to the spin-off. These potential problems may impair operating results, leading to losses to the Fund. Additionally, there is a possibility that the spin-off company may incur the business risk of the parent. Companies that have recently emerged from bankruptcy may still have the problems that caused the initial bankruptcy filing, leading to poor operating results or possibly another bankruptcy filing. These companies also may have weak financial positions.  Merger securities may encounter complications arising from the expected transaction. Finally, the adviser may incorrectly evaluate any of these special situation stocks, resulting in losses to the Fund.

Small-Cap and Mid-Cap Risk: Because the Fund may invest in smaller and mid-capitalization companies, the Fund will be subject to additional risks.  The earnings and prospects of such companies are more volatile than larger companies, and they may experience higher failure rates than larger companies.  The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller and mid-capitalization may also have limited markets, product lines, or financial resources and may lack management experience.

Sector Risk:  If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector.  The Fund may from time to time have a greater focus in certain sectors, and weakness in those sectors could result in significant losses to the Fund.

Value Investing Risk: Value stocks may remain undervalued during a given time period and may not ever realize their full value.

Performance

The bar chart and performance table below show the variability of the returns of the Fund, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Investor Class shares for each of the last 10 calendar years.  The performance table compares the performance of the Fund's Investor Class, Class C, and Institutional Class shares over time to the performance of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.frankfunds.com.

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TOTAL RETURNS FOR INVESTOR CLASS SHARES

(for the years ended December 31)

The Fund's Investor Class year-to-date return through September 30, 2019 was 2.38%.

Best Quarter:	2nd quarter 2009	27.81%
Worst Quarter:	2nd quarter 2010	-15.32%

In the performance table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown in the table are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns for the periods ended December 31, 2018:

	1 year	5 years	10 Years
Investor Class
Return Before Taxes	-2.23%	-0.86%	10.12%
Return After Taxes on Distributions	-2.98%	-1.83%	9.21%
Return After Taxes on Distributions and Sale of Fund Shares	-0.82%	-0.79%	8.26%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%
Class C	1 year	5 years	Since Inception[1]
Return Before Taxes	-2.99%	-1.60%	6.28%

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Return After Taxes on Distributions	-3.74%	-2.60%	5.19%
Return After Taxes on Distributions and Sale of Fund Shares	-1.24%	-1.34%	4.91%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%
Institutional Class	1 year	5 years	Since Inception[1]
Return Before Taxes	-2.02%	-0.61%	6.39%
Return After Taxes on Distributions	-2.87%	-1.60%	5.26%
Return After Taxes on Distributions and Sale of Fund Shares	-0.70%	-0.62%	4.94%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%

1  The Investor Class commenced investment operations on July 21, 2004, the Fund’s Class C on September 23, 2010, and the Institutional Class on November 3, 2010.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser.  Frank Capital Partners LLC is the Fund’s investment adviser.

Portfolio Manager.  Mr. Brian J. Frank is the portfolio manager responsible for the day-to-day management of the Fund and has served in such capacity since September 2009.  He previously served as co-portfolio manager from the Fund’s inception until September 2009.

Purchase and Sale of Fund Shares.  The minimum initial investment in the Fund for all account types for Investor Class and Class C shares is $1,500 and for Institutional Class shares is $1,000,000.  The minimum subsequent investment for Investor Class and Class C shares is $100 and for Institutional Class shares is $500. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made by telephone and mail and will be paid by check or wire transfer.  The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.

Tax Information.  Dividends and capital gain distributions you receive from the Fund are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred account such as an IRA or 401(k).

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES
AND RELATED RISKS

Investment Objective.

The Fund’s investment objective is to provide long-term capital appreciation. The Fund’s investment objective may be changed by the Fund’s Board of Trustees upon prior written notice to shareholders.

Principal Investment Strategies

The Fund’s principal investment strategy is value investing. The Fund invests in common stock of U.S. companies that the Fund’s adviser believes are underpriced based on the company’s intrinsic value.   The adviser defines intrinsic value as the price an intelligent and informed business owner would pay for the enterprise, and is independent from the current selling price in the stock markets.

The adviser uses quantitative analysis to identify undervalued companies, examining such traditional value criteria as:

•

price-to-earnings, price-to-book value and price-to-cash flow ratios;

•

the discounted value of future cash flows;

•

acquisition values of similar companies; and

•

the value stockholders would receive if the company was liquidated.

The adviser then performs subjective analysis, including the review of trade magazines, annual reports, and regulatory filings.  Many of the companies in the Fund’s portfolio exhibit strong environmental, social and/or governance (“ESG”) characteristics.  The adviser considers the future growth potential of the company, its products and services, its industry position, and the quality of its management before making a final determination of the company’s intrinsic value.

The Fund invests in common stocks of companies that have strong financial positions, evidenced by balance sheets without significant debt or other liabilities compared to cash reserves. The adviser believes financial markets place undue emphasis on a firm’s income, often ignoring the balance sheet. Therefore, companies with strong balance sheets may have significantly discounted market prices. The Fund may invest in companies regardless of size, including small- and micro-cap companies. The adviser sells common stocks when the market price exceeds its estimate of intrinsic value.  The Fund may hold a significant portion of its assets in cash and cash equivalents if sufficient value opportunities are not present in the market.

The Fund’s investments will not be limited to particular sectors (for example, technology), although from time to time the Fund may be invested more heavily in a particular sector if the adviser determines that companies in that sector present the best value. This may include investments in sectors that are economically depressed.  The term “sector” refers to a particular group of companies that are in the same industry.  Companies in the technology sector, for example, include software, networking, semiconductor and biotechnology companies.

In addition to investing in companies whose operations have not undergone significant change, the adviser may invest in “special situation” companies, including spin-offs and companies recently emerging from bankruptcy. A spin-off is when a parent company separates a subsidiary from the parent by organizing it as an independent company and distributing shares of common stock in the subsidiary to its shareholders or through an initial public offering. The adviser believes that these new stocks can be underpriced due to lack of analyst coverage, the small size of the spin-off, and initial selling by institutional shareholders that receive stock in the spin-off.  The Fund will purchase stock of publicly traded spin-offs only from other investors subsequent to the initial offering.  In the case of companies recently emerging from bankruptcy, bondholders who receive common stock in the reorganization often control the company.  It is the adviser’s belief that these bondholders may sell

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their stock immediately without regard to value, creating possible investment opportunities.  Finally, companies sometimes issue special securities in conjunction with a merger or acquisition. The adviser believes these securities are often misunderstood by investors and under-followed by analysts, leading to possible investment opportunities.

Temporary Defensive Positions

In certain circumstances, such as to maintain liquidity, to meet unusually large redemptions, when the adviser believes that market conditions are unfavorable for profitable investing, or when the adviser is otherwise unable to locate attractive investment opportunities,  the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies  For example, the Fund may hold all or a portion of its assets in cash, money market instruments, U.S. government obligations, or money market funds.  If the Fund invests in shares of a money market fund or other investment company, the shareholders of that Fund will be subject to duplicative management fees.  As a result of engaging in these temporary measures, the Fund may not achieve its investment objective, and the Fund may pay higher commissions as a result of increased portfolio turnover.

Principal Investment Risks

Management Risk:  The main risk of investing in the Fund is that the adviser’s strategy of investing in undervalued securities may fail.  The adviser may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors.

Cash and Cash Equivalents Risk:  At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Common Stock Risk: Historically, common stocks are more volatile than other securities such as bonds. The common stock of a company that experiences financial distress may lose significant value or become worthless. The rights of common stockholders are subordinate to all other claims on a company’s assets including debt holders and preferred stock holders; therefore the Fund could lose money if a company in which it invests becomes financially distressed.

Market Risk Disclosure: Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. The value of the Fund will fluctuate and you could lose money by investing in the Fund.

Special Situation Risk: The Fund may invest a significant portion of assets in special situations, such as spin-offs, companies recently emerging from bankruptcy, and merger securities. Spin-off companies may encounter difficulties because they are operating on their own for the first time, without the protection of their parent company. Spin-offs also may be created for the purpose of moving liabilities from the parent company to the spin-off. These potential problems may impair operating results, leading to losses to the Fund. Additionally, there is a possibility that the spin-off company may incur the business risk of the parent. Companies that have recently emerged from bankruptcy may still have the problems that caused the initial bankruptcy filing, leading to poor operating results or possibly another bankruptcy filing. These companies also may have weak financial positions.  Merger securities may encounter complications arising from the expected transaction. Finally, the adviser may incorrectly evaluate any of these special situation stocks, resulting in losses to the Fund.

Small-Cap and Mid-Cap Risk: Because the Fund may invest in smaller and mid-capitalization companies, the Fund will be subject to additional risks.  The earnings and prospects of such companies are more volatile than larger companies, and they may experience higher failure rates than larger companies.  The trading volume of

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securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller and mid-capitalization may also have limited markets, product lines, or financial resources and may lack management experience.

Sector Risk:  If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector.  The Fund may from time to time have a greater focus in certain sectors, and weakness in those sectors could result in significant losses to the Fund.

Value Investing Risk:  Value stocks may remain undervalued during a given time period and may not ever realize their full value.

Portfolio Holdings Disclosure.  A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.  Shareholders may request portfolio holdings schedules at no charge by calling 1-866-706-9790.

Cybersecurity.  The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUND

Frank Capital Partners LLC (“FCP”) is a Delaware limited liability company located at 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149 that has served as the investment adviser of the Fund since its inception in 2004.  FCP also provides investment advisory services to individual clients, including high net worth individuals.  FCP has adopted an allocation policy to ensure that investment opportunities are fairly and equitably allocated among clients so as not to favor any client or group of clients over any other.  FCP has been in existence since June 27, 2003.

For the fiscal year ended June 30, 2019, the Fund paid FCP a fee equal to 0.99% of its average daily net assets under a management agreement, initially approved on September 15, 2010 and last renewed on June 15, 2019.  FCP also provides administrative services to the Fund under an administration agreement and receives a

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fee equal to 0.25% of the Fund’s average daily net assets for those services.  Under the administration agreement, FCP pays all of the operating expenses of the Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.   A description of the Board of Trustees’ deliberations in renewing the management agreement with FCP is available in the Fund’s annual report for the fiscal year ended June 30, 2019.

 Mr. Brian J. Frank is the portfolio manager responsible for the day-to-day management of the Fund.  He co-founded FCP in 2003.  He acted as co-portfolio manager from inception until September 2009, and has served as sole portfolio manager since September 2009. From 1998 to the present, Mr. Frank advised several portfolios for family members, although he did not receive compensation for such services. From 2003 until September 2009, Mr. Frank served as FCP’s Chief Financial Officer, and since September 2009, Mr. Frank has served as FCP’s Managing Member.  Mr. Frank attended New York University from 2000 to 2004.  Mr. Frank has passed the Series 65 exam. He co-managed an investment partnership from October 2002 to October 2003. He was a co-investor in the partnership and did not receive any compensation.

The Fund’s Statement of Additional Information provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

PURCHASING FUND SHARES

Share Classes

This Prospectus describes three classes of shares offered by the Fund: Investor Class, Class C, and Institutional Class.  The main differences between each class are ongoing fees (12b-1 fees) and minimum investments.  Each class of shares in the Fund represents interest in the same portfolio of investments within the Fund.

Determination of Net Asset Value

Shares of the Fund are sold at net asset value (“NAV”).  The Fund’s NAV per share is determined by adding the value of all the Fund’s securities, cash, and other assets, including accrued interest and dividends, less all liabilities, including accrued expenses, and then dividing by the total number of shares outstanding.  The Fund’s NAV changes every day.  The NAV is determined each business day following the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time (“ET”)) Monday through Friday, exclusive of Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas Day, and New Year’s Day. On occasion, the NYSE will close before 4:00 p.m. ET.  When that happens, the Fund’s NAV will be calculated as of the time the NYSE closes.

Securities held by the Fund for which market quotations are readily available are valued at current market value.  If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the adviser will value the Fund’s assets at their fair value according to policies approved by, and under the ultimate supervision of, the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted as permitted by the Securities and Exchange Commission (“SEC”) and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing policies.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The Board of Trustees will review all securities fair valued by the adviser on an ongoing basis.

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Purchasing Fund Shares

Purchase requests received by the Fund’s transfer agent in good order before the close of the NYSE (normally 4:00 p.m. ET) will receive the NAV calculated that day.  Purchase requests received by the Fund’s transfer agent after the close of the NYSE will receive the NAV calculated following the close of the NYSE on the next following business day.  The Fund reserves the right at its sole discretion to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund.

If you buy and redeem shares of the Fund through a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”) that member may charge a fee for that service. The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate intermediaries to accept orders on a Fund’s behalf. The Fund will be deemed to have received the order when an authorized broker or a broker authorized designee accepts your order. Your order will be priced at the Fund's net asset value next computed after it is received by the authorized broker or broker authorized designee.

Opening An Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Initial Investments:  When making your initial purchase request, make sure your request is in good order. “Good order” means that your purchase request includes the name of the purchaser, the dollar amount of shares to be purchased, a completed account application, and a check payable to the Frank Value Fund. Send the application and check via U.S. Mail or overnight courier to Frank Value Fund, c/o Mutual Shareholder Services LLC., 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.

Initial purchase of shares of the Fund may be made by application submitted to the Fund’s transfer agent by mail or in person. A check made out to the Frank Value Fund for the initial share purchase should be included with the account application. The minimum purchase of Investor Class and Class C shares is $1,500, and the minimum purchase for Institutional Class shares is $1,000,000. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  For the convenience of investors, an account application is included in every request for a Prospectus. To receive this information, visit our website at http://www.frankfunds.com, call the Fund’s transfer agent toll free at 1-888-217-5426, or write to the Fund, c/o Mutual Shareholder Services LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147 .. You also may make your initial purchase by wiring funds from your bank, which may charge you a fee for doing so.  To wire money, you must call the Fund’s transfer agent at 1-888-217-5426 to notify the Fund of your purchase and obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Fund, the custodian, and the transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  The Fund presently charges no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management, such termination or rejection is in the best interest of the Fund.

Subsequent Purchases: Subsequent purchases may be made by mail, wire, or in person.  A subsequent purchase is in good order when your purchase request includes the name of the account holder, the dollar amount

12

of shares to be purchased, and a check payable to the Frank Value Fund. The minimum subsequent investment for Investor Class and Class C shares is $100 and for Institutional Class shares is $500. You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so.  To wire money, you must call the Fund’s transfer agent, at 1-888-217-5426 to notify the Fund of your purchase and obtain wire instructions.

REDEEMING FUND SHARES

Redemption Requirements

Shareholders may redeem all or any part of their shares on any day the Fund is open for business.  To sell Fund shares, call the Fund’s transfer agent at 888-217-5426 or send written instructions, signed by the shareholder(s) with the proper signature guarantee, if applicable, via U.S. Mail or overnight courier to Frank Value Fund, c/o Mutual Shareholder Services LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.

A signature guarantee is designed to protect the Fund and its shareholders from fraud.  A signature guarantee is required to redeem shares in the following situations:

•

The redemption is for more than $25,000.

•

The proceeds are to be mailed to an address other than the registered address of record.

•

A change of address request has been received by the transfer agent within the last 15 days.

•

Ownership of the account has changed.

A signature guarantee verifies the authenticity of the shareholders signature and the guarantor must be an eligible guarantor.  To be eligible, the guarantor must be a participant in the STAMP program (the Securities Transfer Agents Medallion Program) or the Stock Exchange Medallion Program.  Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and FINRA member firms.  The Fund will not make checks payable to any person other than the shareholder(s) of record or financial intermediaries for the benefit of shareholder(s) of record.

Redemption Price

The redemption price is the NAV next determined after notice is received by the Fund for redemption of shares, minus the amount of any applicable redemption fee. The proceeds received by the shareholder may be more or less than his/her cost of such shares, depending upon the NAV at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal and state income tax purposes.

Redemption Fee/Market Timing

The Fund discourages and does not accommodate market timing.  Market timing is an investment strategy using frequent purchases and redemptions and/or exchanges in an attempt to profit from short term market movements.  Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management, and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy requiring the Fund’s transfer agent to monitor shareholder activity for purchases and redemptions and/or exchanges that reasonably indicate market timing activity.  The transfer agent does not employ an objective standard and may not be able to identify all market timing activity or may misidentify certain trading activity as market timing activity.  The Board of Trustees also has adopted a redemption policy to discourage short term traders and/ or market timers from investing in the Fund.  A 2% fee will be assessed against investment proceeds withdrawn within 5 business days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is intended to offset the costs associated with short-term shareholder trading and is retained by the Fund.  The redemption fee is applied

13

uniformly in all cases.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund.  The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner.  Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information, to the extent known to the broker, to the Fund upon request.  If the Fund becomes aware of market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity.  In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive.

Redemption Payment

The Fund typically expects that it will take up to 7 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer.   However, the Fund may suspend the right of redemption or postpone the date of payment if: the NYSE is closed for other than customary weekend or holiday closings, trading on the NYSE is restricted as determined by the SEC, the SEC has permitted such postponement, or the SEC has determined that an emergency exists. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.  It should be noted that shareholders will incur brokerage costs when selling the securities received as part of an in kind distribution. Shareholders would also have continuing market risk by holding these securities. The Fund will not issue in kind redemptions using illiquid securities. To the extent feasible, the Fund expects that a redemption in kind would be a pro rata allocation of the Fund’s portfolio.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request.  The Fund expects that its distributions will consist primarily of capital gains.

Taxes

In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

14

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

DISTRIBUTION

Distributor

The Fund’s distributor is Arbor Court Capital LLC, 8000 Town Centre Drive Suite 400, Broadview Hts., OH 44141.

Distribution Plan

The Fund has adopted plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

15

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information was audited by Sanville & Company, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

Investor Class	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 12.42	$ 12.61	$ 13.12	$ 14.17	$ 14.76

Income From Investment Operations:
Net Investment Income (Loss) *	0.03	(0.03)	(0.10)	(0.13)	(0.14)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.16)	(0.16)	(0.03)	0.05	0.15
Total from Investment Operations	(0.13)	(0.19)	(0.13)	(0.08)	0.01

Distributions:
Net Investment Income	(0.01)	-	-	-	-
Realized Gains	(0.37)	-	(0.38)	(0.97)	(0.60)
Total from Distributions	(0.38)	-	(0.38)	(0.97)	(0.60)

Redemption Fees ***	-(a)	-(a)	-(a)	-(a)	-(a)

Net Asset Value, at End of Period	$ 11.91	$ 12.42	$ 12.61	$ 13.12	$ 14.17

Total Return **	(0.99)%	(1.51)%	(1.01)%	(0.39)%	(0.06)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$6,923	$10,082	$16,945	$19,038	$19,957
Ratio of Expenses to Average Net Assets	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.26)%	(0.27)%	(0.77)%	(1.00)%	(0.95)%
Portfolio Turnover	33.73%	68.13%	60.96%	51.13%	22.93%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less than $0.005

16

		Years Ended
Institutional Class	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 12.59	$ 12.75	$ 13.23	$ 14.24	$ 14.79

Income From Investment Operations:
Net Investment Income *	0.06	- (a)	(0.07)	(0.10)	(0.10)
Net Gain on Securities (Realized and Unrealized)	(0.17)	(0.16)	(0.03)	0.06	0.15
Total from Investment Operations	(0.11)	(0.16)	(0.10)	(0.04)	0.05

Distributions:
Net Investment Income	(0.04)	-	-	-	-
Realized Gains	(0.37)	-	(0.38)	(0.97)	(0.60)
Total from Distributions	(0.41)	-	(0.38)	(0.97)	(0.60)

Redemption Fees ****	- (a)	- (a)	- (a)	- (a)	- (a)

Net Asset Value, at End of Period	$ 12.07	$ 12.59	$ 12.75	$ 13.23	$ 14.24

Total Return **	(0.78)%	(1.25)%	(0.77)%	(0.09)%	0.21%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,470	$ 5,449	$ 6,417	$ 7,451	$ 8,870
Ratio of Expenses to Average Net Assets	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment Income to Average Net Assets	0.51%	(0.02)%	(0.52)%	(0.75)%	(0.69)%
Portfolio Turnover	33.73%	68.13%	60.96%	51.13%	22.93%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Amount calculated is less than $0.00.

17

	Years Ended
Class C	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 11.64	$ 11.90	$ 12.49	$ 13.64	$ 14.33

Income From Investment Operations:
Net Investment Income *	(0.06)	(0.12)	(0.19)	(0.23)	(0.24)
Net Gain on Securities (Realized and Unrealized)	(0.15)	(0.14)	(0.02)	0.05	0.15
Total from Investment Operations	(0.21)	(0.26)	(0.21)	(0.18)	(0.19)

Distributions:
Net Investment Income	-	-	-	-	-
Realized Gains	(0.37)	-	(0.38)	(0.97)	(0.60)
Total from Distributions	(0.37)	-	(0.38)	(0.97)	(0.60)

Redemption Fees ****	-	-	-	-	-

Net Asset Value, at End of Period	$ 11.06	$ 11.64	$ 11.90	$ 12.49	$ 13.64

Total Return **	(1.77)%	(2.18)%	(1.71)%	(1.16)%	(0.78)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 991	$ 1,273	$ 2,232	$ 3,718	$ 3,728
Ratio of Expenses to Average Net Assets	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of Net Investment Loss to Average Net Assets	(0.49)%	(1.01)%	(1.54)%	(1.75)%	(1.71)%
Portfolio Turnover	33.73%	68.13%	60.96%	51.13%	22.93%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

18

Privacy Notice

FRANK VALUE FUND

Rev. October 2011

FACTS	WHAT DOES THE FRANK VALUE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

■

Social Security number and wire transfer instructions

■

account transactions and transaction history

■

investment experience and purchase history

When you are no longer a customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Frank Value Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Frank Value Fund share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-706-9790

19

What we do
How does the Frank Value Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement with us to have access to customer information.

How does the Frank Value Fund collect my personal information?

We collect your personal information, for example, when you

■

open and account or deposit money

■

direct us to buy securities or direct us to sell your securities

■

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates' everyday business purposes-information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ The Frank Value Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Frank Value Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Frank Value Fund doesn’t jointly market.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on the Fund’s policies and operations including policies and procedures relating to disclosure of the Fund’s portfolio.  Annual and semi-annual reports will contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

Call the Fund’s transfer agent toll free: 1-888-217-5426 to request free copies of the SAI and the Fund’s annual and semi-annual reports or to request other information about the Fund and to make shareholder inquiries.  You may also visit our website at http://www.frankfunds.com for this information.

You may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov

Investment Company Act File No. 811-21532

FRANK FUNDS

LEIGH BALDWIN TOTAL RETURN FUND

Ticker: LEBOX

112 Albany Street

Cazenovia, New York 13035

Telephone: (315) 655-2964 Toll Free: (800) 659-8044

Website: http://www.leighbaldwin.com

PROSPECTUS

NOVEMBER 1, 2019

Advised by:  Leigh Baldwin & Co., LLC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES OFFERED IN THIS PROSPECTUS AND HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS PROVIDES IMPORTANT INFORMATION ABOUT THE FUND THAT YOU SHOULD KNOW BEFORE INVESTING. PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.leighbaldwin.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

LEIGH BALDWIN TOTAL RETURN FUND SUMMARY

Investment Objective

2

Fees and Expenses

2

Portfolio Turnover

2

Principal Investment Strategies

3

Principal Investment Risks

3

Performance

5

Investment Adviser

6

Portfolio Manager

6

Purchase and Sale of Fund Shares

6

Tax Information

6

Payments to Broker-Dealers and Other Financial Intermediaries

6

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS

7

Investment Objective

7

Principal Investment Strategies

7

Temporary Defensive Positions

7

Principal Investment Risks

8

Portfolio Holdings Disclosure

9

Cybersecurity

9

MANAGEMENT OF THE FUND

9

PURCHASING FUND SHARES

10

Determination of Net Asset Value

10

Purchasing Fund Shares

11

Opening An Account

11

REDEEMING FUND SHARES

12

Redemption Requirements

12

Redemption Price

12

Redemption Fee/Market Timing

13

Redemption Payment

13

DIVIDENDS, DISTRIBUTIONS AND TAXES

13

Dividends and Distributions

13

Taxes

13

DISTRIBUTION AND SERVICE FEES

14

FINANCIAL HIGHLIGHTS

15

FOR MORE INFORMATION

18

LEIGH BALDWIN TOTAL RETURN FUND SUMMARY

Investment Objective.  The Fund’s investment objective is to provide total return.

Fees and Expenses.  This table describes fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	0.00%
Redemption Fee (as a percentage of amount redeemed on shares held less than 5 business days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	3.89%
Acquired Fund Fees and Expenses[1]	0.08%
Total Annual Fund Operating Expenses	4.42%
Fee Waiver and/or Expense Reimbursement[1]	(3.34%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08%

1 Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

2 The Adviser has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until October 31, 2024, so that the Fund’s total annual operating expenses will not exceed 1.00%, subject to possible recoupment from the Fund in future years on a rolling 3-year basis (within the 3 years after the fees have been deferred or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  The agreement can be terminated at any time by the Trust’s Board of Trustees.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$110	$343	$595	$3,313

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,128.92% of the average value of its portfolio.

Principal Investment Strategies.

The Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies, and exchange traded funds) and selling covered calls to generate income to the Fund.  The Fund may also purchase put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Fund may also hold cash and cash equivalents as a means of reducing the Fund’s volatility.

The Fund will invest in the stocks of primarily U.S. domestic companies of any market capitalization selected based on fundamental research performed by the Fund’s investment adviser, Leigh Baldwin & Co., LLC (“Leigh Baldwin” or, as the Fund’s investment adviser, the “Adviser”).  However, the Fund may also invest in sponsored and unsponsored American Depositary Receipts (“ADRs”) that represent an indirect investment in foreign companies.  In selecting the stocks for the Fund, the Adviser will focus on companies with long track records of positive earnings and dividend growth.  Key factors of a company’s growth prospects considered by the Adviser include strong company management and leadership, positive historic growth of company earnings and revenues, the company’s leadership position relative to its industry peers, and the estimated sustainability of the company’s current and future business plans. Stock investments will also be evaluated on their ability to generate consistent cash flow, via dividends and option income, without extreme price fluctuations. The Adviser will sell stocks for the Fund when the Adviser has determined that there has been a significant change, good or bad, regarding the factors described above.  The Adviser will also sell stocks used to cover a call option sold by the Fund when the option is exercised by the holder of the option.

The Fund may also maintain a position in cash or cash equivalents so that the Adviser has sufficient resources to make investments consistent with the Fund’s investment objective as opportunities arise without having to sell other holdings.

Principal Investment Risks

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Market Risk:  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. The value of the Fund will fluctuate and you could lose money by investing in the Fund.

Portfolio Turnover Risk:  The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  To the extent the Fund has high portfolio turnover, it will generally incur additional costs due to greater brokerage commission expenses (and dealer spreads built into the cost of the securities) than those incurred by a fund with a lower portfolio turnover rate.  The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders.  These factors may negatively affect the Fund’s performance.

Put and Call Option Risk:  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Investment Company Securities Risk:  When the Fund invests in another investment company (including mutual funds, registered closed-end investment companies, exchange traded funds and money market funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company.  Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds).  The Fund has no control over the risks taken by the underlying funds in which it invests.

Foreign Securities Risk:  Foreign securities are considered only if they are trading in domestic markets such as through ADRs, or are directly listed in a domestic market such as the New York Stock Exchange or NASDAQ. An ADR is a receipt for the shares of a foreign-based corporation, held in the vault of a U.S. bank and entitling the shareholder to all dividends and capital gains. A sponsored ADR is issued by a company whose stock will underlie the ADR. The corporation provides financial information to the bank and may subsidize the administration of the ADRs. An unsponsored ADR is issued by a broker/dealer or a depositary bank without the involvement of the company whose stock underlies the ADR. Purchases of foreign equity securities entail certain risks.  For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Small-Cap and Mid-Cap Risk: Because the Fund may invest in smaller and mid-capitalization companies, the Fund will be subject to additional risks.  The earnings and prospects of such companies are more volatile than larger companies, and they may experience higher failure rates than larger companies.  The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller and mid-capitalization may also have limited markets, product lines, or financial resources and may lack management experience.

Performance

The bar chart and table below illustrate the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s annual total returns for each of the last 10 calendar years. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Adviser’s website at www.leighbaldwin.com.

TOTAL RETURNS

(for the years ended December 31)

The Fund’s year-to-date return through September 30, 2019 was 0.79%.

Best Quarter:	3rd quarter 2009	3.56%
Worst Quarter:	3rd quarter 2012	-3.70%

Average Annual Total Returns for the period ended December 31, 2018:

	1 year	5 Years	10 Years
Return Before Taxes	0.49%	-0.70%	-0.22%
Return After Taxes on Distributions [1]	0.00%	-1.21%	-1.10%
Return After Taxes on Distributions and Sale of Fund Shares [1]	0.29%	-0.75%	-0.44%
HFRX Equity Market Neutral Index (reflects no deduction for fees, expenses, or taxes)	-3.17%	-2.21%	-0.09%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%

1  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser.  Leigh Baldwin & Co., LLC is the Fund’s investment adviser.

Portfolio Manager.  Mr. Leigh Baldwin is the Fund’s portfolio manager and has been primarily responsible for the day-to-day management of the Fund since its inception in 2008.

Purchase and Sale of Fund Shares.  The minimum initial investment in the Fund for all account types is $1000.  The minimum subsequent investment for any class of shares is $100.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made by telephone or mail and will be paid by check or wire transfer.

Tax Information.  Dividends and capital gain distributions you receive from the Fund are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred account such as an IRA or 401(k).

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES
AND RELATED RISKS

Investment Objective

The Fund’s investment objective is to provide total return.  The Fund’s investment objective may be changed by the Fund’s Board of Trustees upon prior written notice to shareholders.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies, and exchange traded funds) and selling covered calls to generate income to the Fund.  The Fund may also utilize put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Fund may also hold cash and cash equivalents as a means of reducing the Fund’s volatility.

The Fund will invest in the stocks of primarily U.S. domestic companies of any market capitalization selected based on fundamental research performed by the Fund’s investment adviser, Leigh Baldwin & Co., LLC (“Leigh Baldwin” or, as the Fund’s investment adviser, the “Adviser”).  However, the Fund may also invest in sponsored and unsponsored American Depositary Receipts (“ADRs”) that represent an indirect investment in foreign companies.  In selecting the stocks for the Fund, the Adviser will focus on companies with long track records of positive earnings and dividend growth.  Key factors of a company’s growth prospects considered by the Adviser include strong company management and leadership, positive historic growth of company earnings and revenues, the company’s leadership position relative to its industry peers, and the estimated sustainability of the company’s current and future business plans. Stock investments will also be evaluated on their ability to generate consistent cash flow, via dividends and option income, without extreme price fluctuations. The Adviser will sell stocks for the Fund when the Adviser has determined that there has been a significant change, good or bad, regarding the factors described above.  The Adviser will also sell stocks used to cover a call option sold by the Fund when the option is exercised by the holder of the option.

When the Fund sells a covered call option, it receives a premium but it also agrees to sell a security at agreed upon price if the option is exercised.  The option is “covered” if the Fund owns the security subject to the call, or, for certain types of calls, the call option may be covered by segregating liquid assets on the Fund’s books that would enable the Fund to satisfy its obligations if the call is exercised.   The covered calls may be written on individual equity securities held by the Fund or on selected securities indices.  As more of the Fund’s assets are allocated to covered call options, the Fund’s ability to benefit from capital appreciation of the equity securities tied to the covered calls becomes more limited.  However, the Fund may also benefit from the premiums received from the writing of the covered calls in cases when the value of the underlying equity security declines. In addition, the Fund may buy put options on the securities held by the Fund.  A put option on a security gives the Fund the right, during the option period, to sell the security to the buyer at the exercise price.  The Adviser believes it will be able to accurately determine the worst-case scenario in terms of market loss for a majority of the stock positions held in the Fund.

The Fund may also maintain a position in cash or cash equivalents so that the Adviser has sufficient resources to make investments consistent with the Fund’s investment objective as opportunities arise without having to sell other holdings.

Temporary Defensive Positions

In certain circumstances, such as to maintain liquidity, to meet unusually large redemptions, when the Adviser believes that market conditions are unfavorable for profitable investing, or when the Adviser is otherwise unable to locate attractive investment opportunities,  the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies  For example, the Fund may hold all or a portion of its assets in cash, money market instruments or money market funds.  If the Fund invests in shares of a money market fund or other investment company, the shareholders of that Fund will be subject to duplicative management fees.  As a result of engaging in these temporary measures, the Fund may not achieve its investment objective, and the Fund may pay higher commissions as a result of increased portfolio turnover.

Principal Investment Risks

Market Risk:  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. The value of the Fund will fluctuate and you could lose money by investing in the Fund.

Portfolio Turnover Risk:  The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  To the extent the Fund has high portfolio turnover, it will generally incur additional costs due to greater brokerage commission expenses (and dealer spreads built into the cost of the securities) than those incurred by a Fund with a lower portfolio turnover rate.  The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders.  These factors may negatively affect the Fund’s performance.

Put and Call Option Risk:  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Investment Company Securities Risk:  When the Fund invests in another investment company (including mutual funds, registered closed-end investment companies, exchange traded funds and money market funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company.  Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds).  The Fund has no control over the risks taken by the underlying funds in which it invests.  The other investment companies in which the Fund invests may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the funds. The shares of closed-end funds frequently trade at a discount to their net asset value.  There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

Foreign Securities Risk:  Foreign securities are considered only if they are trading in domestic markets such as through ADRs, or are directly listed in a domestic market such as the New York Stock Exchange or NASDAQ. An ADR is a receipt for the shares of a foreign-based corporation, held in the vault of a U.S. bank and entitling the shareholder to all dividends and capital gains. A sponsored ADR is issued by a company whose stock will underlie the ADR. The corporation provides financial information to the bank and may subsidize the administration of the ADRs. An unsponsored ADR is issued by a broker/dealer or a depositary bank without the involvement of the company whose stock underlies the ADR. Purchases of foreign equity securities entail certain risks.  For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Small-Cap and Mid-Cap Risk: Because the Fund may invest in smaller and mid-capitalization companies, the Fund will be subject to additional risks.  The earnings and prospects of such companies are more volatile than larger companies, and they may experience higher failure rates than larger companies.  The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller and mid-capitalization may also have limited markets, product lines, or financial resources and may lack management experience.

Portfolio Holdings Disclosure

A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.  Shareholders may request portfolio holdings schedules at no charge by calling  1-800-869-1679.

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUND

Leigh Baldwin & Co., LLC, a Delaware limited liability company located at 112 Albany Street, Cazenovia, New York 13035, is the investment adviser for the Fund.  The Adviser has been in existence since 1991.

Leigh Baldwin is also a registered broker-dealer. It is likely that certain of the Fund’s purchases and sale of securities will be conducted through Leigh Baldwin acting as a broker-dealer.  The Fund pays Leigh Baldwin brokerage commissions for executing these transactions, which are separate from, and in addition to, the fees paid by the Fund to Leigh Baldwin for advisory services. As the level of stock trading or option writing increases, the level of commissions paid by the Fund to Leigh Baldwin increases.  The commissions paid to Leigh Baldwin are regularly reviewed and approved by the Independent Trustees of the Fund in accordance with Rule 17e-1 under the 1940 Act.  Since Leigh Baldwin receives compensation based on the number of shares and option contracts traded, there is an incentive to effect as many transactions as possible because as the level of stock trading or options writing increases, the commissions paid by the Fund to Leigh Baldwin also increases. The amount of such commissions may be substantial when compared with such charges for other funds because of the Fund’s options and securities trading strategy.  In addition to executing brokerage transactions for the Fund internally, Leigh Baldwin, acting as the Fund’s investment adviser, may also direct, in its discretion, a portion of the Fund’s brokerage transactions for execution to unaffiliated broker-dealers.  Additionally, the Adviser has adopted compliance policies and procedures to ensure that investment opportunities are fairly and equitably allocated among all of the Adviser’s clients so as not to favor any client or group of clients over any other. The Adviser may also receive the distribution and shareholder servicing fees described in the section entitled “Distribution and Service Fees” later in this Prospectus.

Mr. Leigh Baldwin is the Fund’s portfolio manager and has been primarily responsible for the day-to-day management of the Fund since its inception. Mr. Baldwin is the founder, majority owner, and president of the Adviser and has been so since its inception in 1991. Mr. Baldwin graduated from Colgate University in 1983 with a concentration in economics. He has spent twenty years involved in the financial markets, as the owner of brokerage firms, a financial advisor, and a securities trader.

The Fund’s Statement of Additional Information provides information about the portfolio manager’s experience, compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Fund is authorized to pay the Adviser an annual management fee equal to 0.45% of the Fund’s average daily net assets.    Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to waive its advisory fees and/or to reimburse the Fund’s expenses, at least until October 31, 2024, to the extent necessary to limit the Fund’s ordinary operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees, 12b-1 fees and expenses, or extraordinary expenses such as litigation) to 1.00% of the Fund’s average daily net assets.  For the fiscal year ended June 30, 2019, after waiver, the Adviser received fees in the amount of 0.00% of average net assets. To the extent the Adviser defers such fees and/or reimburses such expenses, the Adviser may recoup from the Fund such amounts in future years on a rolling three year basis (within the three years after the fees have been deferred or expenses reimbursed) if such recoupment can be achieved within the foregoing expense limits.  Only the Board may terminate the Expense Limitation Agreement.  A description of the Board of Trustees’ deliberations with respect to the most recent renewal of the management agreement with the Adviser is available in the Fund’s Annual Report for the fiscal year ended June 30, 2019.

PURCHASING FUND SHARES

Determination of Net Asset Value

Shares of the Fund are sold at net asset value (“NAV”).  The Fund’s NAV per share is determined by adding the value of all the Fund’s securities, cash, and other assets, including accrued interest and dividends, less all liabilities, including accrued expenses, and then dividing by the total number of shares outstanding.  The Fund’s NAV changes every day.  The NAV is determined each business day following the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time (“ET”)) Monday through Friday, exclusive of Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas Day and New Year’s Day. On occasion, the NYSE will close before 4:00 p.m. ET.  When that happens, the Fund’s NAV will be calculated as of the time the NYSE closes.

Securities held by the Fund for which market quotations are readily available are valued at current market value.  If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by, and under the ultimate supervision of, the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted as permitted by the Securities and Exchange Commission (“SEC”) and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing policies.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The Board of Trustees will review all securities fair valued by the Adviser on an ongoing basis.

Purchasing Fund Shares

Purchase requests received by the Fund’s transfer agent in good order before the close of the NYSE (normally 4:00 p.m. ET) will receive the NAV calculated that day.  Purchase requests received by the Fund’s transfer agent after the close of the NYSE will receive the NAV calculated following the close of the NYSE on the next following business day.  The Fund reserves the right at its sole discretion to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund.

Opening An Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Initial Investments:  When making your initial purchase request, make sure your request is in good order. “Good order” means that your purchase request includes the name of the purchaser, the dollar amount of shares to be purchased, a completed account application, and a check payable to the Leigh Baldwin Total Return Fund. Send the application and check via U.S. Mail or overnight courier to Leigh Baldwin Total Return Fund, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.

Initial purchase of shares of the Fund may be made by application submitted to the Fund’s transfer agent by mail or in person. A check made out to the Leigh Baldwin Total Return Fund for the initial share purchase should be included with the account application. The minimum purchase of shares is $1,000. For the convenience of investors, an Account Application is included in every request for a Prospectus. To receive this information, visit our website at http://www.leighbaldwin.com, call the Fund’s transfer agent toll free at 1-800-869-1679, or write to the Fund, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147 ..  You also may make your initial purchase by wiring funds from your bank, which may charge you a fee for doing so.  To wire money, you must call the Fund’s transfer agent at 1-800-869-1679 to notify the Fund of your purchase and obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Fund, the custodian, and the transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  The Fund presently charges no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management, such termination or rejection is in the best interest of the Fund.

Subsequent Purchases: Subsequent purchases may be made by mail, wire, or in person.  A subsequent purchase is in good order when your purchase request includes the name of the account holder, the dollar amount of shares to be purchased, and a check payable to the Leigh Baldwin Total Return Fund. The minimum subsequent purchase is $100.  You may also purchase shares of the Fund by wiring funds from your bank, which may charge you a fee for doing so.  To wire money, you must call the Fund’s transfer agent, at 1-800-869-1679 to notify the Fund of your purchase and obtain wire instructions.

REDEEMING FUND SHARES

Redemption Requirements

The Fund typically expects that it will take up to 7 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

Shareholders may redeem all or any part of their shares on any day the Fund is open for business.  To sell Fund shares, call the Fund’s transfer agent at 888-217-5426 or send written instructions, signed by the shareholder(s) with the proper signature guarantee, if applicable, via U.S. Mail or overnight courier to Leigh Baldwin Total Return Fund, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.

A signature guarantee is designed to protect the Fund and its shareholders from fraud.  A signature guarantee is required to redeem shares in the following situations:

•

The redemption is for more than $25,000.

•

The proceeds are to be mailed to an address other than the registered address of record.

•

A change of address request has been received by the Transfer Agent within the last 15 days.

•

Ownership of the account has changed.

A signature guarantee verifies the authenticity of the shareholders signature and the guarantor must be an eligible guarantor.  To be eligible, the guarantor must be a participant in the STAMP program (a Securities Transfer Agents Medallion Program) or the Stock Exchange Medallion Program.  Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and FINRA member firms.  The Fund will not make checks payable to any person other than the shareholder(s) of record or financial intermediaries for the benefit of shareholder(s) of record.

Redemption Price

The redemption price is the NAV next determined after notice is received by the Fund for redemption of shares, minus the amount of any applicable redemption fee. The proceeds received by the shareholder may be more or less than his/her cost of such shares, depending upon the NAV at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal and state income tax purposes.

Redemption Fee/Market Timing

The Fund discourages and does not accommodate market timing.  Market timing is an investment strategy using frequent purchases and redemptions and/or exchanges in an attempt to profit from short term market movements.  Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management, and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy requiring the Fund’s transfer agent to monitor shareholder activity for purchases and redemptions and/or exchanges that reasonably indicate market timing activity.  The transfer agent does not employ an objective standard and may not be able to identify all market timing activity or may misidentify certain trading activity as market timing activity.  The Board of Trustees also has adopted a redemption policy to discourage short term traders and/ or market timers from investing in the Fund.  A 2% fee will be assessed against investment proceeds withdrawn within 5 business days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is intended to offset the costs associated with short-term shareholder trading and is retained by the Fund.  The redemption fee is applied uniformly in all cases.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund.  The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner.  Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information, to the extent known to the broker, to the Fund upon request.  If the Fund becomes aware of market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity.  In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive.

Redemption Payment

The Fund may suspend the right of redemption or postpone the date of payment if: the NYSE is closed for other than customary weekend or holiday closings, trading on the NYSE is restricted as determined by the SEC, the SEC has permitted such postponement, or the SEC has determined that an emergency exists. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind. It should be noted that shareholders will incur brokerage costs when selling the securities received as part of an in kind distribution. Shareholders would also have continuing market risk by holding these securities. The Fund will not issue in kind redemptions using illiquid securities. To the extent feasible, the Fund expects that a redemption in kind would be a pro rata allocation of the Fund’s portfolio.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request.  The Fund expects that its distributions will consist primarily of capital gains.

Taxes

In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”).  Effective July 1, 2018, the Fund incurs no 12b-1 fees under the plan. Prior to July 1, 2018, (i) the Fund paid distribution fees of 0.75% of the Fund’s average daily net assets to Leigh Baldwin, as the Fund’s distributor; and (ii) the Fund also paid shareholder servicing fees to Leigh Baldwin in the amount of 0.25% of the Fund’s average daily net assets.  Because these fees were paid from Fund assets on an ongoing basis, they may have increased your cost over time and cost you more than paying other types of sales charges.  The 12b-1 fees may be paid to other broker-dealers or financial institutions for providing certain services to shareholders.  Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

In connection with sales of Fund shares, a dealer may receive sales charges and Fund distribution and service fees as described below.  Sales charges, distribution fees, and service fees paid to investment dealers may vary.  In addition, the principal underwriter, out of its own resources, may make cash payments to certain dealers who provide marketing support, transaction processing and/or administrative services, and, in some cases, include the Fund in specialized selling programs.  Payments made by the principal underwriter to a dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed, and/or accounts attributable to that dealer. Dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning the Fund.  The principal underwriter may pay or allow other promotional incentives or payments to dealers to the extent permitted by applicable laws and regulations.

Certain dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping, and/or administrative services to the Fund and are compensated for such services by the Fund.  As used in this Prospectus, the term “dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries, and any other firm having a selling, administration, or similar agreement with the principal underwriter or its affiliates.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information was audited by Sanville & Company, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 6.87	$ 6.90	$ 7.01	$ 7.33	$ 7.64

Income From Investment Operations:
Net Investment Income **	0.09	0.08	(0.01)	0.02	0.16
Net Loss on Securities (Realized and Unrealized)	(0.01)	(0.04)	(0.10)	(0.28)	(0.31)
Total from Investment Operations	0.08	0.04	(0.11)	(0.26)	(0.15)

Distributions:
Net Investment Income	(0.08)	(0.07)	-	(0.05)	(0.16)
Realized Gains	-	-	-	-	-
Return of Capital	-	-	-	(0.01)	-
Total from Distributions	(0.08)	(0.07)	-	(0.06)	(0.16)
Redemption Fees ***	-	-	-	-	-
Net Asset Value, at End of Period	$ 6.87	$ 6.87	$ 6.90	$ 7.01	$ 7.33

Total Return **	1.20%	0.59%	(1.57)%	(3.49)%	(1.95)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands) Before Reimbursement:	$ 2,317	$ 2,427	$ 2,620	$ 3,030	$ 3,432
Ratio of Expenses to Average Net Assets	4.34%	4.90%	4.46%	4.88%	4.62%
Ratio of Net Investment Income (Loss) to Average Net Assets After Reimbursement: Ratio of Expenses to Average Net Assets Ratio of Net Investment Income to Average Net Assets	(1.86)% 1.12% 1.36%	(1.99)% 1.75% 1.16%	(2.90)% 1.75% (0.19)%	(2.88)% 1.75% 0.25%	(0.72)% 1.75% 2.14%
Portfolio Turnover	1128.92%	686.85%	372.87%	478.51%	660.84%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

Privacy Notice

LEIGH BALDWIN TOTAL RETURN FUND

Rev. October 2011

FACTS	WHAT DOES THE LEIGH BALDWIN TOTAL RETURN FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

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Social Security number and wire transfer instructions

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account transactions and transaction history

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investment experience and purchase history

When you are no longer a customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Leigh Baldwin Total Return Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Leigh Baldwin Total Return Fund share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-869-1679

What we do
How does the Leigh Baldwin Total Return Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement with us to have access to customer information.

How does the Leigh Baldwin Total Return Fund collect my personal information?

We collect your personal information, for example, when you

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open and account or deposit money

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direct us to buy securities or direct us to sell your securities

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seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

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sharing for affiliates' everyday business purposes-information about your creditworthiness

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affiliates from using your information to market to you

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sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ The Leigh Baldwin Total Return Fund does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control.  They can be financial and nonfinancial companies.

■

The Leigh Baldwin Total Return Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Leigh Baldwin Total Return Fund doesn’t jointly market.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on the Fund’s policies and operations including policies and procedures relating to disclosure of the Fund’s portfolio.  Annual and semi-annual reports will contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

Call the Fund’s transfer agent toll free: 1-800-869-1679 to request free copies of the SAI and the Fund’s annual and semi-annual reports or to request other information about the Fund and to make shareholder inquiries.  You may also visit our website at http://www.leighbaldwin.com for this information.

You may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-21532

FRANK FUNDS

CAMELOT EVENT-DRIVEN FUND

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

Telephone: (973) 887-7698    Toll Free: (866) 706-9790

Class A Shares:

EVDAX

Institutional Class Shares:

EVDIX

PROSPECTUS

November 1, 2019

Advised by:  Camelot Event-Driven Advisors, LLC

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS PROVIDES IMPORTANT INFORMATION ABOUT THE FUND THAT YOU SHOULD KNOW BEFORE INVESTING. PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, www.cameloteventdrivenfund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

CAMELOT EVENT DRIVEN FUND SUMMARY

3

Investment Objective

3

Fees and Expenses

3

Portfolio Turnover

4

Principal Investment Strategies

4

Principal Investment Risks

5

Performance

7

Management

10

Purchase and Sale of Fund Shares

10

Tax Information

10

Payments to Broker-Dealers and Other Financial Intermediaries

10

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

11

Investment Objective

11

Principal Investment Strategies

11

Temporary Defensive Positions

14

Principal Investment Risks

14

Portfolio Holdings Disclosure

16

Cybersecurity

16

MANAGEMENT OF THE FUND

17

PURCHASING FUND SHARES

18

Share Classes

18

Determination of Net Asset Value

18

Purchasing Fund Shares

18

Opening An Account

18

REDEEMING FUND SHARES

21

Redemption Requirements

21

Redemption Price

21

Redemption Fee/Market Timing

21

Redemption Payment

22

DIVIDENDS, DISTRIBUTIONS AND TAXES

22

Dividends and Distributions

22

Taxes

22

DISTRIBUTION

23

Distributor

23

Distribution Plan

23

FINANCIAL HIGHLIGHTS

24

CAMELOT EVENT-DRIVEN FUND SUMMARY

Investment Objective.  The Fund’s investment objective is to provide long-term growth of capital.

Fees and Expenses.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Frank Funds.  More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 19 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	NONE
Redemption Fee (as a percentage of amount redeemed on shares held less than 5 business days)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Distribution (12b-1) Fees	0.25%	NONE
Total Other Expenses	1.31%	1.19%
Shareholder Servicing Fees	0.09%	0.12%
Dividends on Short Positions	0.01%	0.01%
Remaining Other Expenses	1.21%	1.06%
Total Annual Fund Operating Expenses	2.86%	2.49%
Fee Waiver and/or Expense Reimbursement(1)	-0.70%	-0.61%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	2.16%	1.88%

(1)Camelot Event-Driven Advisors, LLC (the “Adviser”), has contractually agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average daily net assets (the “Annualized Expense Ratio”).  This agreement will continue in effect until October 31, 2020.  Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment.  This agreement shall be terminated upon the termination of the advisory agreement or, with respect to the Fund, in the event of its merger or liquidation.

(2)Expense includes 0.17% of litigation fees. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.99% for Class A and 1.74% for Institutional Class.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$757	$1,189	$1,646	$2,906
Institutional Class	$191	$591	$1,016	$2,201

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 386% of the average value of its portfolio.

Principal Investment Strategies.

To achieve the Fund’s investment objective, the Adviser invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”).  A variety of strategies can be employed to capitalize on the mispricing of corporate securities during corporate reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities.  In addition, the Fund may invest in a variety of debt instruments, including U.S. Government securities and structured notes:

•

Merger Arbitrage.  The Fund invests in the securities of companies subject to publicly announced corporate reorganizations.

•

Capital Structure Arbitrage.  A variety of strategies can be employed to capitalize on the mispricing of corporate securities during reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities.  Many companies issue different types of securities in addition to equity securities, and sometimes issue different types of equity securities.  Capital structure arbitrage involves investing in two different types of securities issued by the same company if they are believed to be mispriced relative to each other.  The securities typically differ in their voting rights, dividend or interest rates and rights, liquidation preference, liquidity in the financial markets, seniority or other factors.  Typically, one of these securities is purchased, while the other is sold short.  The profit or loss realized by the Fund will depend on the relative price performance of the two securities as well as their relative dividends rates.

•

Distressed Securities Investments.  The Fund invests in distressed securities, which are securities of companies that are in or believed to be near bankruptcy or whose securities are otherwise undergoing extreme financial situations that put the continuation of the issuer as a going concern at risk.  Distressed securities include below investment-grade securities.

•

Special Situation Securities.  The Fund may also invest in “special situation” securities when the Fund’s Adviser believes such investments will benefit the Fund.  A special situation arises when, in the Adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company.  Such situations include, but are not limited to:  material litigation, technological breakthroughs and new management or management policies. Special situation investments may include illiquid or restricted securities, such as private equity investments, and initial public offerings.

•

Proxy Fight Investments.  The Fund invests in securities of issuers that in the opinion of the Adviser may become subject to a change of control fight.  There are typically proxy fights by minority investors seeking to have their representatives elected to the board of trustees or directors, often with the intention of replacing existing management or selling the company.  Profits are expected from the eventual success of the new board of trustees or directors in increasing the company’s value.  The Fund may invest with the intention of participating actively in the change of control, or staying passive.  Although some of the companies the Fund targets as a “proxy fight investment” may be considered potential candidates for a merger takeover, proxy fights differ from merger arbitrage in that no concrete acquisition may have been proposed yet, and may not be proposed in the future.

•

Short Sales.  The Fund may invest up to 50% of its net assets in short sales at any given time.

•

Debt Instruments.  The Fund may invest in all types of fixed-income securities including convertible debt, options, as well as privately negotiated options.  The Fund may invest without restriction as to credit rating, maturity or duration.  The Fund may purchase below investment grade securities, commonly referred to as “junk.”

•

Tactical Allocation.  Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes in which the Fund invests.  The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Adviser perceives opportunity.

•

Foreign Securities Investments.  The Fund may invest in securities of foreign issuers, securities traded principally in securities markets outside the United States, U.S. traded securities of foreign issuers and/or securities denominated in foreign currencies (together, “foreign securities”).  The Fund may seek exposure to foreign securities by investing in Depositary Receipts.

•

Derivative Instruments (Including Options and Swaps).  The event arbitrage strategy employed by the Fund may include the use of derivatives.  Derivatives may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income.  The Fund may buy call or put options to implement its principal investment strategies.  The Fund may write (sell) call options on securities that it owns.  This allows the Fund to generate income on securities that the Adviser believes have a low likelihood of appreciating significantly until the option expiration.  Similarly, options may be written (sold) if the Adviser is willing to purchase the underlying securities at a lower price.  Hedging through derivatives may be done on underlying securities such as individual securities, market indices, as well as foreign currency or commodity exposure.  Options contracts may be used to decrease (hedge) or increase market exposure, exposure to specific securities or exposure to other factors that may influence an event.

Some of these strategies involve the use of arbitrage, which involves taking advantage of small price differences between two otherwise equivalent assets. As compared with conventional investing, the Adviser considers the Fund’s investment strategies to be less dependent on the overall direction of stock prices.

Principal Investment Risks

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Merger Arbitrage Risk.  Certain of the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case losses may be realized.

Capital Structure Arbitrage Risk.  The perceived mispricing identified by the Fund’s Adviser may not disappear or may even increase, in which case losses may be realized.

Distressed Securities Risk.  Investment in distressed securities may be considered speculative and may present substantial risk of loss.  Below investment-grade securities involve greater risks of default or downgrade and are more volatile than investment-grade securities.  Additionally, below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in the issuer’s creditworthiness.  Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could adversely affect the market value of the securities.

Debt Instruments Risk.  Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments.  The Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt.  Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities.

Interest Rate Risk.  Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

Structured Note Investment Risk.  Principal repayments and/or interest payments on structured notes are dependent upon one or more of the following factors: currency exchange rates, interest rates, stock and stock indices, which may cause the principal repayments and/or payments to be subject to the related risks of each applicable factor.

Proxy Fight Risk.  A proxy fight may not be concluded successfully, or the increase in value anticipated through the change of control may not materialize, in which case losses may be realized.

Short Selling Risk.  Positions in shorted securities are speculative and more risky than long positions.  Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss.  Short sale strategies are often categorized as a form of leveraging or speculative investment.  The use of leverage may multiply small price movements in securities into large changes in value.  As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

Management Risk.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

Derivative Instruments (Including Options and Swaps) Risk.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund.  The Fund could experience a loss if derivatives do not perform as anticipated, are correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market.  The market for many derivatives is, or may suddenly become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives.

Counterparty Risk.  A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Special Situations Risk.  Special situations often involve much greater risk than is found in the normal course of investing.  Special situation investments may not have the effect on a company’s price that the Adviser expects, which could negatively impact the Fund.

Initial Public Offering (“IPO”) Risk.  IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. When sold, IPO shares may result in realized taxable gains.

Liquidity Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

Portfolio Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance

The following bar chart displays the annual return of the Fund over the past ten years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad-based securities market index. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results. The Fund acquired all of the assets and liabilities of Quaker Event Arbitrage Fund, a series of Quaker Investment Trust, (the “Predecessor Fund”) in a tax-free reorganization on June 22, 2018. In connection with this acquisition, shares of the Predecessor Fund’s Class A, Class C and Institutional Class Shares were exchanged for Class A, Class A and Institutional Class Shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance for the period after June 22, 2018 and for the Predecessor Fund shares for periods prior to June 22, 2018. Updated performance information will be available at no cost by calling 1-855-318-2804.

Annual Total Returns

During the period shown, the highest return for a quarter was 12.46% for the third quarter 2009, and the lowest return was -11.93% for the fourth quarter 2008.  The Fund’s Class A shares’ total year-to-date return through September 30, 2019 was 7.89% on a load-waived basis.

Performance Table*

Average Annual Total Returns

(For periods ended December 31, 2018)

	One Year	Five Year	Ten Year	Since Inception
Class A Return Before Taxes	-3.87%	2.00%	5.45%	N/A
Class A Return After Taxes on Distributions**	-4.43%	0.28%	4.38%	N/A
Class A Return After Taxes on Distributions and Sale of Fund Shares	-2.29%	0.74%	3.84%	N/A
Institutional Class Return Before Taxes (Inception Date: June 7, 2010)	2.03%	3.44%		3.78%
S&P 500 Total Return Index***	-4.42%	8.48%	13.11%	6.64%

*Performance information prior to June 7, 2010 represents that of the Pennsylvania Avenue Event-Driven Fund (the “Pennsylvania Avenue Fund”) a series of the Pennsylvania Avenue Funds.  On June 7, 2010, the Pennsylvania Avenue Fund was reorganized into the Quaker Event Arbitrage Fund (the “Reorganization”).  Prior to the Reorganization, the Fund had no assets or liabilities.  The Quaker Event Arbitrage Fund had investment objectives, strategies and policies substantially similar to those of the Pennsylvania Avenue Fund, which was managed by one of the Fund’s Portfolio Managers, Thomas Kirchner.

**After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class; after-tax returns for the other class will vary.

**The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies, which represents the performance of the stock market generally and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Management

Investment Adviser.  Camelot Event-Driven Advisors, LLC is the Fund’s investment adviser.

Portfolio Manager.  Thomas F. Kirchner and Paul Hoffmeister, Portfolio Managers of the Adviser, have been responsible for the day-to-day management of the Fund since its inception in June 2018 and previously managed the Predecessor Fund from 2003 to 2018.

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts are shown below:

Minimum Investments for Class A Shares
Type of Account	Minimum Investment to Open Account	Minimum Subsequent Investments
Regular	$2,000	$100
IRAs	$1,000	$100

The minimum investment for Institutional Class Shares is $1 million, although the Adviser has the ability to waive the minimum investment for Institutional Class Shares at its discretion.

Tax Information.  Dividends and capital gain distributions you receive from the Fund are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred account such as an IRA or 401(k).

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES
AND RELATED RISKS

Investment Objective

The Fund’s investment objective is to provide long-term growth of capital.  The Fund’s investment objective may be changed by the Fund’s Board of Trustees upon prior written notice to shareholders.

Principal Investment Strategies

To achieve its investment objective, the Fund’s investment adviser, Camelot Event-Driven Advisors, LLC, invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”).  A variety of strategies can be employed to capitalize on the mispricing of corporate securities during corporate reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities.  In addition, the Fund may invest in a variety of debt instruments, including U.S. Government securities and structured notes:

•

Merger Arbitrage.  The Fund invests in the securities of companies subject to publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”).  After the announcement of such a corporate reorganization, securities of the target typically trade at less than the full value implied by the transaction.  This discount reflects uncertainty about the completion of the corporate reorganization and its timing.  A variety of strategies can be employed to take advantage of this discount.

•

Capital Structure Arbitrage.  Many companies issue different types of securities in addition to equity securities, and sometimes issue different types of equity securities.  Capital structure arbitrage involves investing in two different types of securities issued by the same company if they are believed to be mispriced relative to each other.  Typically, one of these securities is purchased, while the other is sold short.

The securities typically differ in their voting rights, dividend or interest rates and rights, liquidation preference, liquidity in the financial markets, seniority or other factors.  The Adviser forms an opinion of how these factors should influence the relative value of the securities.  In forming this opinion, the Adviser may reference historical trading information, the trading of similar securities issued by the same issuer, terms and trading of comparable securities issued by other issuers, or other statistical or judgmental factors.

The Adviser anticipates, though there is no guarantee, the Fund will benefit when a security sold short depreciates faster than the security purchased, or a security acquired increases faster than the security sold short.  In addition, the cost of carry of the position will also affect its profitability.  Cost of carry refers to difference between any revenues received and any costs incurred in connection with maintaining the long and short positions, such as borrowing costs, dividends or interest paid or received, or interest received on the cash proceeds received from the short sale.  In many arbitrage investments the aggregate costs exceed revenues resulting in a net cost to maintain the arbitrage position.  Under some circumstances, the cost of carry may be positive so that there is a net benefit to maintaining the position.

For example, the Fund may purchase one type of preferred stock of an issuer while selling short another type of preferred stock of the same issuer.  The profit or loss realized by the Fund will depend on the relative price performance of the two securities as well as their relative dividend rates.

The Fund may also implement statistical models to determine the relative value of different securities of an issuer.  If such a model suggests that one security is overpriced relative to another, the Fund will sell short the overvalued security and purchase the undervalued security.  Statistical models rely on historical quantitative data as well as assumptions about the stability of the historical properties of this data in the future, as well as certain judgments about the future.

The Fund may use derivative securities to implement its capital structure arbitrage strategy.  For example, the Fund may invest in credit default swaps or other derivatives in lieu of investing in debt instruments.  Moreover, the Fund may seek to arbitrage such derivatives against the underlying instruments.

•

Distressed Securities Investments.  The Fund invests in the securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations.  Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value.  Through an analysis of the complex business and legal procedures associated with the situation, the Fund may have the ability to purchase these securities and to exit the investment at an attractive risk-adjusted rate of return.  Profits are expected from the market’s lack of understanding of the intrinsic value of the discounted securities and because many institutional investors cannot own below investment grade securities.  The Fund purchases high-yield below investment grade securities, commonly referred to as “junk bonds.”  Junk bonds are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  Investment in below investment grade securities involves substantial risk of loss.  Below investment grade securities involve greater risks of default or downgrade and are more volatile than investment-grade securities.  Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  Additionally, issuers of below investment grade securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the securities.  Investments may be acquired with the intention of remaining passive or with the intent to participate actively in a restructuring. When participating actively in a restructuring, the Adviser will attempt to modify or improve a restructuring plan with the intent of improving the value of such securities upon consummation of a restructuring. Investments may involve both U.S. and non-U.S. entities, may involve both long and short positions and may utilize leverage.

•

Proxy Fight Investments.  The Fund invests in securities of issuers that in the opinion of the Adviser may become subject to a change of control fight.  There are typically proxy fights by minority investors seeking to have their representatives elected to the board of trustees or directors, often with the intention of replacing existing management or selling the company.  Profits are expected from the eventual success of the new board of trustees or directors in increasing the company’s value.  The Fund may invest with the intention of participating actively in the change of control, or staying passive.  Although some of the companies the Fund targets as a “proxy fight investment” may be considered potential candidates for a merger takeover, proxy fights differ from merger arbitrage in that no concrete acquisition may have been proposed yet, and may not be proposed in the future.

•

Short Sales.  The Fund may employ short selling, primarily in its merger arbitrage and capital structure arbitrage strategies.  The Fund may engage in two types of short sales.  Securities may be sold “against the box” or outright.  A short sale “against the box” means that securities the Fund already owns are sold, but not delivered.  Instead, these securities are segregated and pledged against the short position.  When the short sale is closed out, the securities owned are released.  Outright short selling involves the sale of securities not presently owned by the Fund.  The Fund will limit its short sales so that no more than 50% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account.

If the Fund does not purchase the security on the same day as the sale, the security must be borrowed (typically from a broker/dealer).  At the time an outright short sale is affected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender.  Any gain or loss on the transaction is taxable as a short-term capital gain or loss.  In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund’s custodian of cash or high grade liquid assets equal to: (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales).  Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

•

Tactical Allocation.  Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes.  The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Adviser perceives opportunity.

•

Foreign Securities Investments.  The Fund may invest in securities of foreign issuers, securities traded principally in securities markets outside the United States, U.S. traded securities of foreign issuers and/or securities denominated in foreign currencies (together, “foreign securities”).  The Fund may seek exposure to foreign securities by investing in Depositary Receipts.  The Fund may engage in hedging transactions to reduce the currency risk of its investments.

•

Derivative Instruments (Including Options and Swaps).  The event arbitrage strategy employed by the Fund may include the use of derivatives.  Derivatives may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage) or for the purpose of generating income.  The Fund may buy call or put options to implement its principal investment strategies.  The Fund may write (sell) call options on securities that it owns.  This may allow the Fund to generate income on securities that the Adviser believes have a low likelihood of appreciating significantly until the option expiration.

•

Debt Instruments.  The Fund may invest in all types of fixed-income securities including convertible debt, options, as well as privately negotiated options.  The Fund may invest without restriction as to credit rating, maturity, or duration.  The Fund may purchase below investment grade securities, commonly referred to as “junk.”

•

Structured Notes.  The Fund may invest in structured notes.  A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.”  These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500).  The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.  Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.  The use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular structured notes to become illiquid.

Similarly, options may be written (sold) if the Adviser is willing to purchase the underlying instrument at a lower price.  Hedging through derivatives may be done on underlying instruments such as individual securities, market indices, as well as foreign currency or commodity exposure.  Options contracts may be used to decrease (hedge) or increase market exposure, exposure to specific securities or exposure to other factors that may influence an event.

Some of these strategies involve the use of arbitrage, which involves taking advantage of small price differences between two otherwise equivalent assets.  As compared with conventional investing, the Adviser considers the Fund’s investment strategies to be less dependent on the overall direction of stock prices.

•

Special Situation Securities.  The Fund may invest in “special situation” securities when the Adviser believes such investments will benefit the Fund.  A special situation arises when, in the Adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company.  Such situations include, but are not limited to: material litigation, technological breakthroughs and new management or management policies.  Special situation investments may include illiquid or restricted securities, such as private equity investments, and initial public offerings.

Temporary Defensive Positions

In certain circumstances, such as to maintain liquidity, to meet unusually large redemptions, when the Adviser believes that market conditions are unfavorable for profitable investing, or when the Adviser is otherwise unable to locate attractive investment opportunities,  the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies  For example, the Fund may hold all or a portion of its assets in cash, money market instruments or money market funds.  If the Fund invests in shares of a money market fund or other investment company, the shareholders of that Fund will be subject to duplicative management fees.  As a result of engaging in these temporary measures, the Fund may not achieve its investment objective, and the Fund may pay higher commissions as a result of increased portfolio turnover.

Principal Investment Risks

Merger Arbitrage Risk.  Merger arbitrage is sometimes referred to as quasi-arbitrage because unlike some other forms of arbitrage it is not a risk-free form of arbitrage.  When investing in merger arbitrage, the Fund retains the risk that the corporate reorganization is not completed.  This risk is also referred to as “Event Risk,” the event that the merger is not completed.  The Adviser expects that it is not directly related to the movements in the overall market.  Especially during large dislocations in the overall market it is expected that the number of reorganizations that are not completed increases.  However, the Adviser believes that market movements are not the principal determinant for the successful completion of a merger.

 More specifically, the risk in merger arbitrage is primarily the event of non-consummation of the announced merger.  The following is a non-comprehensive list of why a merger may not be completed:

•

Financing for the transaction may not be available;

•

Anti-trust authorities may block a transaction;

•

The economic environment can change, making the merger less appealing;

•

Fraud or other misrepresentations can be discovered;

•

A spoiler bidder can intervene (a.k.a. “white knight”);

•

Parties to the merger may invoke a material adverse change or other clause in the merger agreement to terminate the merger.

The Adviser weighs these risks against the profit opportunity in each merger arbitrage investment.

Capital Structure Arbitrage Risk.  The perceived mispricing identified by the Fund’s Adviser may not disappear or may even increase, in which case losses may be realized.

Counterparty Risk.  The Fund may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. To limit the counterparty risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Adviser to present acceptable credit risk.

Special Situations Risk.  Special situations often involve much greater risk than is found in the normal course of investing.  Special situation investments may not have the effect on a company’s price that the Adviser expects, which could negatively impact the Fund.

Initial Public Offerings Risk.  IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. When sold, IPO shares may result in realized taxable gains. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. Limited trading in some IPOs may make it more difficult to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares also may be affected by: substantial dilution in the value of their shares, sales of additional shares, and concentration of control in existing management and principal shareholders. In addition, some real estate companies in IPOs may have limited operating histories, may be undercapitalized, and may not have invested in or experienced a full market cycle.

Liquidity Risk. Liquidity risk is the risk that the Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that the Fund’s investments may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold or closed out, the Fund may have to sell at a lower price than the price at which the Fund is carrying the investments or may not be able to sell the investments at all, each of which would have a negative effect on the Fund’s performance. It is possible that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment or that the Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by the Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s Net Asset Value (“NAV.”) Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, shares of the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may decline in value or the Fund may be unable to achieve its desired level of exposure to a certain issuer or sector. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

Portfolio Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Distressed Securities Risk.  Investment in distressed securities may be considered speculative and may present substantial risk of loss.  Below investment-grade securities involve greater risks of default or downgrade and are more volatile than investment-grade securities.  Additionally, below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in the issuer’s creditworthiness.  Discontinuation of these payments could substantially adversely affect the market value of the securities.  Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Investments may be acquired with the intention of remaining passive or with the intent to participate actively in a restructuring.  When participating actively in a restructuring, the Adviser will attempt to modify or improve a restructuring plan with the intent of improving the value of such securities upon consummation of a restructuring.  Investments may involve both U.S. and non-U.S. entities, may involve both long and short positions and may utilize leverage.

Debt Instruments Risk.  Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments.  The Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt.  Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities.

Interest Rate Risk.  Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

Structured Note Investment Risk.  Principal repayments and/or interest payments on structured notes are dependent upon one or more of the following factors: currency exchange rates, interest rates, stock and stock indices, which may cause the principal repayments and/or payments to be subject to the related risks of each applicable factor.  Also, depending on the factor(s) used and the use of multipliers or deflators, changes in interest rates and movement of the specific factor(s) may cause significant price fluctuations or illiquidity.

Proxy Fight Risk.  A proxy fight may not be concluded successfully, or the increase in value anticipated through the change of control may not materialize, in which case losses may be realized.

Short Selling Risk.  The Fund engages in short selling, which involves special risks and requires special investment expertise.  When the Fund engages in short selling, it sells a security it does not own in anticipation of being able to buy that security later at a lower price.  If the price of the security increases instead, the Fund loses money.  Further, during the time when the Fund has shorted the security, the Fund must borrow that security in order to make delivery on the previous sale, which raises the cost to the Fund.

Management Risk.  The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

Derivative Instruments (Including Options and Swaps) Risk.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund.  The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market.  The market for many derivatives is, or may suddenly become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives.  In addition, changes in government regulation of derivatives could affect the character, timing and amount of the Fund’s taxable income or gains. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.

Portfolio Holdings Disclosure.  A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.  Shareholders may request portfolio holdings schedules at no charge by calling 1-855-318-2804.

Cybersecurity.  The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value (“NAV”); impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUND

Camelot Event-Driven Advisors, LLC is a Delaware limited liability company located at 1700 Woodlands Dr Suite 100, Maumee, OH 43537 that has acted as the investment adviser of the Fund since its inception in June 2018.   A description of the Board of Trustees’ deliberations in renewing the management agreement with the Adviser is available in the Fund’s Annual Report for the fiscal year ended June 30, 2019.

Under the terms of the management agreement with the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board of Trustees; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund.

Thomas F. Kirchner is the portfolio manager for the Fund and is responsible for the day-to-day management of the Fund.  Mr. Kirchner has been responsible for the day-to-day management of the Fund since its 2003 inception as the Predecessor Fund. Prior to joining the Adviser with the reorganization of the Fund, he managed the Fund for Quaker Funds, Inc. the Predecessor Fund’s adviser, and previously was the founder of Pennsylvania Avenue Advisers LLC and the portfolio manager of the Pennsylvania Avenue Event-Driven Fund, the predecessor of the Quaker Event Arbitrage Fund. From 1996-1999, Mr. Kirchner worked as a Bond Trader for Banque Nationale de Paris S.A. In 1999, he was retained by Fannie Mae as a Financial Engineer. Mr. Kirchner is a graduate of Kings College, University of London; Institut d’Etudes Politiques de Paris and University of Chicago Booth School of Business. He is the author of Merger Arbitrage: How to Profit From Global Event-Driven Arbitrage (Wiley Finance, 2nd ed.).

Paul Hoffmeister joined Camelot Portfolios LLC in 2017, where he is Chief Economist and Co-Portfolio Manager of the Camelot Event-Driven Fund. He is economic counsel at Bretton Woods Research LLC. Prior to joining Camelot Portfolios LLC, Mr. Hoffmeister was at Quaker Funds, Inc. acting as co-Portfolio Manager to the Quaker Event Arbitrage Fund between 2014 and 2017, and as the fund's Portfolio Strategist between 2010 and 2014. Mr. Hoffmeister was Chief Economist at Bretton Woods Research between 2006 and 2014. His insights have been quoted in the financial press including Bloomberg and Reuters. He has appeared on CNBC’s “Kudlow

& Company” and has written for National Review Online and Forbes. He received his MBA from Northwestern University’s Kellogg School of Management, and BS in Accounting and Finance from Georgetown University.

The Fund’s Statement of Additional Information provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

PURCHASING FUND SHARES

Share Classes

This Prospectus describes two classes of shares offered by the Fund: Class A and Institutional Class.  The main differences between each class are ongoing fees (12b-1 fees) and minimum investments.  Each class of shares in the Fund represents interest in the same portfolio of investments within the Fund.

Determination of Net Asset Value

Shares of the Fund are sold at NAV.  The Fund’s NAV per share is determined by adding the value of all the Fund’s securities, cash, and other assets, including accrued interest and dividends, less all liabilities, including accrued expenses, and then dividing by the total number of shares outstanding.  The Fund’s NAV changes every day.  The NAV is determined each business day following the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time (“ET”)) Monday through Friday, exclusive of Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas Day, and New Year’s Day. On occasion, the NYSE will close before 4:00 p.m. ET.  When that happens, the Fund’s NAV will be calculated as of the time the NYSE closes.

Securities held by the Fund for which market quotations are readily available are valued at current market value.  If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by, and under the ultimate supervision of, the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted as permitted by the Securities and Exchange Commission (“SEC”) and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing policies.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The Board of Trustees will review all securities fair valued by the Adviser on an ongoing basis.

Purchasing Fund Shares

Purchase requests received by the Fund’s transfer agent in good order before the close of the NYSE (normally 4:00 p.m. ET) will receive the NAV calculated that day.  Purchase requests received by the Fund’s transfer agent after the close of the NYSE will receive the NAV calculated following the close of the NYSE on the next following business day.  The Fund reserves the right at its sole discretion to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund.

If you buy and redeem shares of the Fund through a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”) that member may charge a fee for that service. The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate intermediaries to accept orders on the Fund’s behalf. The Fund will be deemed to have received the order when an authorized broker or a broker authorized designee accepts your order. Your order will be priced at the Fund's net asset value next computed after it is received by the authorized broker or broker authorized designee.

Opening An Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Initial Investments:  When making your initial purchase request, make sure your request is in good order. “Good order” means that your purchase request includes the name of the purchaser, the dollar amount of shares to be purchased, a completed account application, and a check payable to the Camelot Event-Driven Fund. Send the application and check via U.S. Mail or overnight courier to Camelot Event-Driven Fund, c/o Mutual Shareholder Services LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.

Initial purchase of shares of the Fund may be made by application submitted to the Fund’s transfer agent by mail or in person. A check made out to the Camelot Event-Driven Fund for the initial share purchase should be included with the account application. The minimum purchase for Class A shares is $2,000 for regular accounts and $1,000 for IRA accounts, and the minimum purchase for Institutional Class shares is $1,000,000.  The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  For the convenience of investors, an account application is included in every request for a Prospectus. To receive this information, call the Fund’s transfer agent toll free at 1-800-869-1679, or write to the Fund, c/o Mutual Shareholder Services LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147 ..  You also may make your initial purchase by wiring funds from your bank, which may charge you a fee for doing so.  To wire money, you must call the Fund’s transfer agent at 1-800-869-1679 to notify the Fund of your purchase and obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Fund, the custodian, and the transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  The Fund presently charges no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management, such termination or rejection is in the best interest of the Fund.

Subsequent Purchases: Subsequent purchases may be made by mail, wire, or in person.  A subsequent purchase is in good order when your purchase request includes the name of the account holder, the dollar amount of shares to be purchased, and a check payable to the Camelot Event-Driven Fund. The minimum subsequent investment for all share classes $100.  You may also purchase shares of the Fund by wiring funds from your bank, which may charge you a fee for doing so.  To wire money, you must call the Fund’s transfer agent, at 1-888-217-5426 to notify the Fund of your purchase and obtain wire instructions.

Front-End Sales Charges on Class A Shares:
Amount Invested	Sales Charge (as a % of offering price)	Sales Charge (as a % of net amount invested)	Dealer Re-allowance
Less than $50,000	5.50%	5.82%	5.00%
$50,000 to $99,999	4.75%	4.99%	4.25%
$100,000 to $249,999	3.75%	3.90%	3.25%
$250,000 to $499,999	2.75%	2.83%	2.50%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	N/A

Front-end sales charges may be waived:

•

For purchases by fee-based registered investment advisers for their clients, broker/dealers with wrap fee accounts, or registered investment advisers or brokers for their own accounts.

•

For employees and employee-related accounts of the Adviser, Trustees and affiliated persons of the Trust.  Please see the Trust’s Statement of Additional Information (“SAI”) for details.

•

For large orders and purchases by eligible plans.  Please see the Trust’s SAI for details, including a description of the commissions the Trust’s Distributor may advance to dealers for these purchases.

You need to notify your financial services firm or the Fund’s Transfer Agent if you qualify for a waiver.

Share Conversion:  You may be able to convert your shares to a different share class of the Fund that has a lower expense ratio provided certain conditions are met.  This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose.  In such instance, your shares may be automatically converted under certain circumstances.  Please contact your financial intermediary for additional information.  Not all share classes are available through all intermediaries.

If your shares of the Fund are converted to a different share class of the Fund, the transaction will be based on the respective NAV of each class as of the trade date of the conversion.  Consequently, you may receive fewer shares or more shares than you originally owned, depending on that day’s NAVs.  Your total value of the initially held shares, however, will equal the total value of the converted shares.  Please contact your financial intermediary regarding the tax consequences of any conversion.

Reduction or Waiver of Front-End Sales Charges

Front-end sales charges may be reduced by:

●

Rights of Accumulation.  You may qualify for a reduced sales charge by aggregating the NAV of any shares you already own of the same class to the amount of your next investment in that class for purposes of calculating the sales charge.  For example, if you already owned Class A Shares of the Fund with a combined aggregate NAV of $450,000, and you decided to purchase an additional $60,000 of Class A Shares of the Fund, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Fund.

●

Letter of Intent.  By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Class A Shares.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to the Fund’s highest applicable sales load (5.50%) for the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any escrowed shares not needed to satisfy that charge would be released to you.

●

If you establish an LOI you can aggregate your accounts as well as the accounts of your immediate family members which include your spouse and children under age 21.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

REDEEMING FUND SHARES

Redemption Requirements

Shareholders may redeem all or any part of their shares on any day the Fund is open for business.  To sell Fund shares, call the Fund’s transfer agent at 1-800-869-1679 or send written instructions, signed by the shareholder(s) with the proper signature guarantee, if applicable, via U.S. Mail or overnight courier to Camelot Event-Driven Fund, c/o Mutual Shareholder Services LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.

A signature guarantee is designed to protect the Fund and its shareholders from fraud.  A signature guarantee is required to redeem shares in the following situations:

•

The redemption is for more than $25,000.

•

The proceeds are to be mailed to an address other than the registered address of record.

•

A change of address request has been received by the Transfer Agent within the last 15 days.

•

Ownership of the account has changed.

A signature guarantee verifies the authenticity of the shareholders signature and the guarantor must be an eligible guarantor.  To be eligible, the guarantor must be a participant in the STAMP program (a Securities Transfer Agents Medallion Program) or the Stock Exchange Medallion Program.  Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and FINRA member firms.  The Fund will not make checks payable to any person other than the shareholder(s) of record or financial intermediaries for the benefit of shareholder(s) of record.

Redemption Price

The redemption price is the NAV next determined after notice is received by the Fund for redemption of shares, minus the amount of any applicable redemption fee. The proceeds received by the shareholder may be more or less than his/her cost of such shares, depending upon the NAV at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal and state income tax purposes.

Redemption Fee/Market Timing

The Fund discourages and does not accommodate market timing.  Market timing is an investment strategy using frequent purchases and redemptions and/or exchanges in an attempt to profit from short term market movements.  Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management, and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy requiring the Fund’s transfer agent to monitor shareholder activity for purchases and redemptions and/or exchanges that reasonably indicate market timing activity.  The transfer agent does not employ an objective standard and may not be able to identify all market timing activity or may misidentify certain trading activity as market timing activity.  The Board of Trustees also has adopted a redemption policy to discourage short term traders and/ or market timers from investing in the Fund.  A 2% fee will be assessed against investment proceeds withdrawn within 5 business days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is intended to offset the costs associated with short-term shareholder trading and is retained by the Fund.  The redemption fee is applied uniformly in all cases.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund.  The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner.  Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information, to the extent known to the broker, to the Fund upon request.  If the Fund becomes aware of market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity.  In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive.

Redemption Payment

The Fund typically expects that it will take up to 7 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer.   However, the Fund may suspend the right of redemption or postpone the date of payment if: the NYSE is closed for other than customary weekend or holiday closings, trading on the NYSE is restricted as determined by the SEC, the SEC has permitted such postponement, or the SEC has determined that an emergency exists. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.  It should be noted that shareholders will incur brokerage costs when selling the securities received as part of an in kind distribution. Shareholders would also have continuing market risk by holding these securities. The Fund will not issue in kind redemptions using illiquid securities.  To the extent feasible, the Fund expects that a redemption in kind would be a pro rata allocation of the Fund’s portfolio.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request.  The Fund expects that its distributions will consist primarily of capital gains.

Taxes

In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

DISTRIBUTION

Distributor

The Fund’s distributor is Arbor Court Capital LLC, 8000 Town Centre Drive Suite 400, Broadview Hts. OH 44147.

Distribution Plan

The Fund has adopted a plan under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its Class A shares as well as shareholder services.  Class A shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% of the Fund’s average daily net assets attributable to Class A Shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s and the Predecessor Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund or Predecessor Fund share. The total returns in the tables reflect the rates an investment in the Fund or Predecessor Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The following information for the fiscal years ended June 30, 2018 and 2019 has been derived from the Fund’s finance statements, which have been audited by Sanville & Company, the Fund’s independent registered accounting firm. The information for the fiscal years ended June 30, 2018 – 2017 has been derived from the Predecessor Fund’s financial statements, which have been audited by Tait, Weller & Baker, the Predecessor Fund’s independent registered public accounting firm.

Financial Highlights

Camelot Event-Driven Fund

(For a Share Outstanding Throughout the Period)

	Class A Years Ended June 30,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$13.70	$13.01	$11.71	$13.39	$14.07
Income (Loss) from Investment Operations:
Net investment income (loss) *	0.01	(0.17)	0.16	(0.01)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.72	1.36	1.21	(0.65)	0.21
Total from Investment Operations	0.73	1.19	1.37	(0.66)	0.17
Distributions:
Net Investment Income	(0.19)	(0.50)	(0.07)	—	(0.11)
Realized Gains	—	—	—	(1.02)	(0.74)
Total from Distributions	(0.19)	(0.50)	(0.07)	(1.02)	(0.85)
Net Asset Value, at End of Year	$14.24	$13.70	$13.01	$11.71	$13.39
Total Return **	5.46% (f)	9.41%	11.70%	(4.33)%	1.38%
Ratios/Supplemental Data:
Net Assets, at End of Year (Thousands)	$6,978	$10,022	$12,548	$14,363	$31,817
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a)(b)	2.86%**	3.04%**	2.80%	2.41%	2.17%
Ratio of Net Investment Income (Loss) to Average Net Assets (a)(b)	0.18	(2.35)	0.49%	(0.50)%	(0.47)%
After Reimbursement:
Ratio of Expenses to Average Net Assets (a)(c)	2.16% (e)	1.99%	1.99%	1.99%	1.99%
Ratio of Net Investment Income to Average Net Assets (a)(d)	0.08%	(1.30)%	1.30%	(0.08)%	(0.29)%
Portfolio turnover rate	386%	391%	326%	160%	237%

*

Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**

Assumes reinvestment of dividends.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.85%, 3.01%, 2.78%, 2.40%, and 2.16% for the years ended June 30, 2019, 2018, 2017, 2016, and 2015, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 2.15%, 1.97%, 1.98%,1.98%, and 1.98% for the years ended June 30, 2019, 2018, 2017, 2016, and 2015, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.17% of litigation fees. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.99%.

(f) The Fund's total return for the year ended June 30, 2019, would have been 3.91% if it had not received proceeds from securities litigation in the amount of $444,232.

Financial Highlights

Camelot Event-Driven Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	Years Ended June 30,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$13.83	$13.14	$11.80	$13.46	$14.15
Income (Loss) from Investment Operations:
Net investment income (loss) *	0.06	(0.14)	0.19	0.02	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.71	1.37	1.23	(0.66)	0.21
Total from Investment Operations	0.77	1.23	1.42	(0.64)	0.20
Distributions:
Net Investment Income	(0.23)	(0.54)	(0.08)	—	(0.15)
Realized Gains	—	—	—	(1.02)	(0.74)
Total from Distributions	(0.23)	(0.54)	(0.08)	(1.02)	(0.89)
Net Asset Value, at End of Year	$14.37	$13.83	$13.14	$11.80	$13.46
Total Return **	5.77% (f)	9.71%	12.10%	(4.15)%	1.61%
Ratios/Supplemental Data:
Net Assets, at End of Year (Thousands)	$23,120	$12,191	$13,890	$14,953	$75,420
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a)(b)	2.49%	2.80%	2.55%	2.16%	1.92%
Ratio of Net Investment Income (Loss) to Average Net Assets (a)(b)	(0.16)%	(2.15)%	0.74%	(0.25)%	(0.22)%
After Reimbursement:
Ratio of Expenses to Average Net Assets (a)(c)	1.88% (e)	1.74%	1.74%	1.74%	1.74%
Ratio of Net Investment Income to Average Net Assets (a)(d)	0.45%	(1.09%)	1.55%	0.17%	(0.04)%
Portfolio turnover rate	386%	391%	326%	160%	237%

*

Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**

Assumes reinvestment of dividends.

((a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.48%, 2.77%, 2.53%, 2.15%, and 1.91% for the years ended June 30, 2019, 2018, 2017, 2016, and 2015, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 1.87%, 1.71%, 1.73%, 1.73%, and 1.73% for the years ended June 30, 2019, 2018, 2017, 2016, and 2015, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.14% of litigation fees. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.74%.

(f) The Fund's total return for the year ended June 30, 2019, would have been 4.22% if it had not received proceeds from securities litigation in the amount of $444,232.

Privacy Notice

CAMELOT EVENT-DRIVEN FUND

Rev. February 2018

FACTS	WHAT DOES THE CAMELOT EVENT-DRIVEN FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

■

Social Security number and wire transfer instructions

■

account transactions and transaction history

■

investment experience and purchase history

When you are no longer a customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Camelot Event-Driven Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1- 855-318-2804

What we do
How does the Camelot Event-Driven Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement with us to have access to customer information.

How does the Camelot Event-Driven Fund collect my personal information?

We collect your personal information, for example, when you

■

open and account or deposit money

■

direct us to buy securities or direct us to sell your securities

■

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates' everyday business purposes-information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ The Camelot Event-Driven Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Camelot Event-Driven Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Camelot Event-Driven Fund doesn’t jointly market.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on the Fund’s policies and operations including policies and procedures relating to disclosure of the Fund’s portfolio.  Annual reports will contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest annual fiscal year end.

Call the Fund’s transfer agent toll free: 1-855-318-2804 to request free copies of the SAI and the Fund’s annual and semi-annual reports or to request other information about the Fund and to make shareholder inquiries.

You may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-21532